Estimation of Fair Value Financial Instruments (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Carrying Value
Financial assets:
Cash	$ 36,458	$ 283
Notes receivable - Rights to MSRs	70,175
Other assets	13,132
Total financial assets	119,765	283
Financial liabilities:
Derivative financial instruments	565
Total financial liabilities	565
Fair Value
Financial assets:
Cash	36,458	283
Notes receivable - Rights to MSRs	70,175
Other assets	13,132
Total financial assets	119,765	283
Financial liabilities:
Derivative financial instruments	565
Total financial liabilities	$ 565